Share-based Compensation - LTIP (Details) - LTIP - USD ($)						6 Months Ended		12 Months Ended
	May 23, 2022	Dec. 14, 2021	Oct. 20, 2021	Sep. 01, 2021	Mar. 26, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Shared-based Compensation Award, Performance
Share-based Compensation
Number of business days for vesting after announcement of Group's annual results	2 days			2 days	2 days
Vesting, number of years after the covered financial year's announcement of Group's annual results	2 years			2 years	2 years
Vesting percentage on each of the first, second, third and fourth anniversaries			25.00%	25.00%
Shared-based Compensation Award, Performance | March 26, 2021
Share-based Compensation
Maximum cash amount per annum					$ 57,300,000
Shared-based Compensation Award, Performance | September 1, 2021 One
Share-based Compensation
Maximum cash amount per annum				$ 7,300,000
Shared-based Compensation Award, Performance | September 1, 2021 Two
Share-based Compensation
Maximum cash amount per annum				$ 500,000
Shared-based Compensation Award, Performance | October 20, 2021
Share-based Compensation
Maximum cash amount per annum			$ 1,700,000
Shared-based Compensation Award, Performance | December 14, 2021 One
Share-based Compensation
Maximum cash amount per annum		$ 100,000
Vesting percentage on each of the first, second, third and fourth anniversaries		25.00%
Shared-based Compensation Award, Performance | December 14, 2021 Two
Share-based Compensation
Maximum cash amount per annum		$ 100,000
Shared-based Compensation Award, Performance | May 23, 2022
Share-based Compensation
Maximum cash amount per annum	$ 60,400,000
Awarded Shares
Ordinary Shares Held by Trustee - Number of treasury shares
As at beginning of period						8,139,175	3,510,675	3,510,675
Purchased						14,028,465		4,907,045
Vested						(2,466,705)		(278,545)
As at end of period						19,700,935		8,139,175
Ordinary Shares Held by Trustee - Cost
As at beginning of period						$ 40,014,000	$ 14,155,000	$ 14,155,000
Purchased						48,084,000		27,309,000
Vested						(11,650,000)		(1,450,000)
As at end of period						76,448,000		$ 40,014,000
Awards forfeited						$ 8,397,000	$ 2,532,000